American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2020

Equity Income - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 78.0%
Aerospace and Defense — 0.5%
Raytheon Technologies Corp.	863,640	61,758,896
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	499,307	84,083,299
Automobiles — 0.5%
Toyota Motor Corp.	799,700	61,320,161
Banks — 2.1%
Commerce Bancshares, Inc.	555,700	36,509,490
JPMorgan Chase & Co.	1,196,891	152,088,939
PNC Financial Services Group, Inc. (The)	395,874	58,985,226
		247,583,655
Beverages — 1.9%
PepsiCo, Inc.	1,497,406	222,065,310
Capital Markets — 5.6%
Ameriprise Financial, Inc.	446,386	86,746,191
Bank of New York Mellon Corp. (The)	3,999,548	169,740,817
BlackRock, Inc.	94,119	67,910,623
Charles Schwab Corp. (The)	2,590,333	137,391,262
Janus Henderson Group plc	998,458	32,459,870
Northern Trust Corp.	1,299,985	121,080,603
T. Rowe Price Group, Inc.	345,130	52,249,231
		667,578,597
Chemicals — 1.8%
Akzo Nobel NV	998,237	107,229,911
Linde plc	398,700	105,061,437
		212,291,348
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	818,652	78,836,188
Communications Equipment — 1.3%
Cisco Systems, Inc.	3,599,853	161,093,422
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	117,910	33,482,903
Containers and Packaging — 0.7%
Packaging Corp. of America	596,826	82,308,274
Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	5,998,590	352,417,162
Electric Utilities — 2.3%
Duke Energy Corp.	678,007	62,078,321
Evergy, Inc.	2,196,681	121,937,762
Eversource Energy	1,012,737	87,611,878
		271,627,961
Electrical Equipment — 5.2%
ABB Ltd.	1,693,918	47,381,156
Emerson Electric Co.	4,598,609	369,590,205
Hubbell, Inc.	1,299,036	203,647,854
		620,647,215
Food and Staples Retailing — 3.8%
Koninklijke Ahold Delhaize NV	4,599,820	129,899,751
Walmart, Inc.	2,198,014	316,843,718

		446,743,469

Food Products — 4.1%
Hershey Co. (The)	466,785	71,105,359
Kellogg Co.	1,098,337	68,349,512
Mondelez International, Inc., Class A	2,498,992	146,116,062
Nestle SA	1,695,615	199,622,869
		485,193,802
Gas Utilities — 5.2%
Atmos Energy Corp.	2,299,684	219,458,844
ONE Gas, Inc.(1)	3,099,217	237,926,889
Spire, Inc.	2,496,021	159,845,185
		617,230,918
Health Care Equipment and Supplies — 6.0%
Becton Dickinson and Co.	522,047	130,626,600
Medtronic plc	4,962,417	581,297,528
		711,924,128
Health Care Providers and Services — 0.7%
Quest Diagnostics, Inc.	698,970	83,296,255
Health Care Technology — 0.3%
Cerner Corp.	499,643	39,211,983
Household Products — 4.0%
Colgate-Palmolive Co.	3,198,901	273,538,024
Kimberly-Clark Corp.	523,344	70,562,472
Procter & Gamble Co. (The)	925,582	128,785,479
		472,885,975
Insurance — 4.8%
Aflac, Inc.	1,469,145	65,332,878
Chubb Ltd.	1,598,571	246,052,048
Marsh & McLennan Cos., Inc.	2,186,800	255,855,600
		567,240,526
IT Services — 1.4%
Automatic Data Processing, Inc.	974,944	171,785,133
Machinery — 0.3%
PACCAR, Inc.	398,816	34,409,844
Oil, Gas and Consumable Fuels — 3.6%
Chevron Corp.	1,498,931	126,584,723
ConocoPhillips	299,178	11,964,128
Enterprise Products Partners LP	8,985,249	176,021,028
Shell Midstream Partners LP	1,960,880	19,765,671
TOTAL SE	2,195,041	94,689,877
		429,025,427
Personal Products — 1.8%
Unilever plc	3,499,612	211,905,308
Pharmaceuticals — 8.2%
Johnson & Johnson	3,996,329	628,942,258
Roche Holding AG	999,584	348,762,730
		977,704,988
Road and Rail — 1.9%
Norfolk Southern Corp.	969,304	230,316,323
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	135,121	11,660,942
Texas Instruments, Inc.	1,762,180	289,226,604
		300,887,546

Software — 2.0%
Microsoft Corp.	1,098,127	244,245,407

Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.(1)	7,987,872	99,848,400
TOTAL COMMON STOCKS (Cost $7,136,635,847)		9,280,949,823
PREFERRED STOCKS — 9.0%
Banks — 6.5%
Bank of America Corp., 4.30%	75,272,000	77,704,038
Bank of America Corp., 5.875%	103,154,000	116,813,253
Citigroup, Inc., 5.95%	68,696,000	72,131,352
JPMorgan Chase & Co., 3.68%	82,975,000	82,404,962
JPMorgan Chase & Co., 4.60%	89,842,000	92,874,168
JPMorgan Chase & Co., 5.00%	162,725,000	171,331,600
U.S. Bancorp, 5.30%	138,659,000	156,303,358
		769,562,731
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The), 3.66%	28,881,000	28,913,409
Bank of New York Mellon Corp. (The), 4.70%	9,963,000	11,012,104
Charles Schwab Corp. (The), 5.00%	6,743,000	7,206,581
Charles Schwab Corp. (The), 5.375%	34,629,000	38,654,621
		85,786,715
Electric Utilities — 1.0%
Duke Energy Corp., 4.875%	103,810,000	112,668,107
Insurance — 0.2%
Progressive Corp. (The), 5.375%	24,077,000	25,160,465
Multi-Utilities — 0.6%
Dominion Energy, Inc., 4.65%	69,883,000	73,843,084
TOTAL PREFERRED STOCKS (Cost $1,004,339,138)		1,067,021,102
CONVERTIBLE PREFERRED STOCKS — 4.2%
Auto Components — 0.2%
Aptiv plc, 5.50%, 6/15/23	153,146	23,392,796
Banks — 1.1%
Wells Fargo & Co., 7.50%	87,311	132,747,644
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co., 6.00%, 6/1/23(2)	2,199,653	121,739,795
Machinery — 1.9%
Stanley Black & Decker, Inc., 5.00%	177,788	220,759,990
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $435,793,659)		498,640,225
CONVERTIBLE BONDS — 3.8%
Airlines — 0.1%
Southwest Airlines Co., 1.25%, 5/1/25	9,943,000	14,491,923
Capital Markets — 0.6%
Credit Suisse AG, (convertible into Charles Schwab Corp. (The)), 10.50%, 2/22/21(3)(4)	777,761	29,245,369
Credit Suisse AG, (convertible into Charles Schwab Corp. (The)), 8.55%, 4/22/21(3)(4)	498,270	20,718,814
Credit Suisse AG, (convertible into Charles Schwab Corp. (The)), 9.10%, 5/25/21(3)(4)	499,900	25,060,237
		75,024,420
Construction Materials — 0.6%
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 10.87%, 4/9/21(3)(4)	82,480	22,376,412
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 9.90%, 3/2/21(3)(4)	99,754	21,462,572
Goldman Sachs International, (convertible into Martin Marietta Materials, Inc.), 10.60%, 3/4/21(3)(4)	74,891	16,479,764
Merrill Lynch International & Co. CV, (convertible into Martin Marietta Materials, Inc.), 10.30%, 6/15/21(3)(4)	50,000	13,669,000
		73,987,748

Diversified Financial Services — 1.3%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 1.51%, 2/16/21(3)(4)	119,625	25,648,797
Merrill Lynch International & Co. CV, (convertible into Berkshire Hathaway, Inc., Class B), 2.60%, 2/22/21(3)(4)	119,725	25,143,447
Merrill Lynch International & Co. CV, (convertible into Martin Marietta Materials, Inc.), 11.40%, 2/22/21(3)(4)	53,722	12,087,987
Royal Bank of Canada, (convertible into Berkshire Hathaway, Inc., Class B), 2.50%, 4/13/21(3)(4)	129,710	28,380,548
UBS AG, (convertible into Berkshire Hathaway, Inc. Class B), 3.70%, 1/11/21(3)(4)	199,608	37,327,694
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 2.60%, 5/5/21(3)(4)	129,710	27,126,901
		155,715,374
Electrical Equipment — 0.2%
Merrill Lynch International & Co. CV, (convertible into Emerson Electric Co.), 8.00%, 6/18/21(3)(4)	299,900	24,345,882
Health Care Equipment and Supplies — 0.2%
Envista Holdings Corp., 2.375%, 6/1/25(4)	9,930,000	17,280,797
Oil, Gas and Consumable Fuels — 0.1%
Pioneer Natural Resources Co., 0.25%, 5/15/25(4)	11,353,000	15,141,367
Road and Rail — 0.2%
Royal Bank of Canada, (convertible into Norfolk Southern Corp.), 4.35%, 5/21/21(3)(4)	99,900	24,501,474
Semiconductors and Semiconductor Equipment — 0.5%
Microchip Technology, Inc., 0.125%, 11/15/24	48,675,000	53,887,680
TOTAL CONVERTIBLE BONDS (Cost $424,420,629)		454,376,665
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 1000 Value ETF (Cost $202,582,900)	1,999,089	273,335,439
CORPORATE BONDS — 0.2%
Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79 (Cost $19,989,957)	19,962,000	23,532,551
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $121,909,873), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $119,423,936)		119,423,140
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/15/23 - 10/15/23, valued at $152,295,362), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $149,309,995)		149,309,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	119,018	119,018
Federal Farm Credit Discount Notes, 0.01%, 1/4/21(5)	479,000	479,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $269,330,158)		269,330,158
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $20,622,544)	20,622,544	20,622,544
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,513,714,832)		11,887,808,507
OTHER ASSETS AND LIABILITIES†		3,385,733
TOTAL NET ASSETS — 100.0%		$11,891,194,240

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Linde plc	32	Put	$240.00	1/15/21	$843,232	$(4,517)	$(1,200)
Verizon Communications, Inc.	1,000	Put	$56.00	1/15/21	$5,875,000	(29,173)	(23,000)
Walmart, Inc.	1,742	Put	$134.00	1/15/21	$25,110,930	(87,872)	(38,324)
						$(121,562)	$(62,524)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	467,814,420	CHF	413,255,563	Morgan Stanley	3/31/21	$(159,589)
EUR	9,200,358	USD	11,223,655	Credit Suisse AG	3/31/21	37,738
USD	435,626,069	EUR	354,773,246	Credit Suisse AG	3/31/21	1,377,633
USD	13,820,149	EUR	11,255,751	Credit Suisse AG	3/31/21	42,920
JPY	142,666,480	USD	1,380,969	Bank of America N.A.	3/31/21	2,123
USD	48,052,547	JPY	4,983,529,600	Bank of America N.A.	3/31/21	(260,680)
USD	1,305,337	JPY	134,550,400	Bank of America N.A.	3/31/21	928
USD	1,472,041	JPY	151,623,120	Bank of America N.A.	3/31/21	2,118
						$1,043,191

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,290,750. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Equity-linked debt security. The aggregated value of these securities at the period end was $353,574,898, which represented 3.0% of total net assets.
(4)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $385,997,062, which represented 3.2% of total net assets.
(5)The rate indicated is the yield to maturity at purchase.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,622,544.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,080,138,060	1,200,811,763	—
Preferred Stocks	—	1,067,021,102	—
Convertible Preferred Stocks	—	498,640,225	—
Convertible Bonds	—	454,376,665	—
Exchange-Traded Funds	273,335,439	—	—
Corporate Bonds	—	23,532,551	—
Temporary Cash Investments	119,018	269,211,140	—
Temporary Cash Investments - Securities Lending Collateral	20,622,544	—	—
	8,374,215,061	3,513,593,446	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,463,460	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	420,269	—
Written Options Contracts	62,524	—	—
	62,524	420,269	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$106,806	—	$14,630	$7,672	$99,848	7,988	$(1,629)	$3,284
ONE Gas, Inc.	208,899	$45,221	215	(15,978)	237,927	3,099	133	4,642
	$315,705	$45,221	$14,845	$(8,306)	$337,775	11,087	$(1,496)	$7,926

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.